Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Federal Home Loan Bank Stock
Note 4.	Federal Home Loan Bank Stock
(in thousands)
The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $1,223 and $3,083 at December 31, 2020 and December 31, 2019, respectively, and is included in other assets in the Consolidated Statements of Financial Condition. The Company purchased stock in 2020 and 2019 at the par value of $100 per share.